Inventory and Property (Details) mi² in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2017 OMR	Dec. 31, 2016 OMR	Dec. 31, 2015 USD ($)	Jul. 02, 2015 mi²
Inventory and Property [Abstract]
Land under development	$ 718,614,000	$ 718,614,000
Inventory held for sale	490,813,363	490,813,363			$ 490,813,363
Property held for sale	$ 227,800,637	$ 227,800,637			$ 227,800,637
Area of land | mi²						1
Share issued during period for acquisitions | shares	663,750	663,750
Land rights valuations	$ 718,614,000	$ 718,614,000	OMR 276,666,667	OMR 276,666,667
Inventory and land description
(x) calculated by dividing (y) the area of the land LLC definitively knew it intended to sell, by (z) the total area of land constituting the Omagine Site, and then multiplying that percentage (x) by $718,614,000 to get the correct number (N) for inventory. The correct number for land was then calculated by subtracting N from $718,614,000. Using its detailed internal financial model, management calculated (x) to be equal to 68.3%, thereby making the inventory number $490,813,363 and the land number $227,800,637.
		(x) calculated by dividing (y) the area of the land LLC definitively knew it intended to sell, by (z) the total area of land constituting the Omagine Site, and then multiplying that percentage (x) by $718,614,000 to get the correct number (N) for inventory. The correct number for land was then calculated by subtracting N from $718,614,000. Using its detailed internal financial model, management calculated (x) to be equal to 68.3%, thereby making the inventory number $490,813,363 and the land number $227,800,637.